Other current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other current assets
Other current assets include:

(In US$ millions)	December 31, 2015	December 31, 2014
Reimbursable amounts due from customers	23.5	18.5
Mobilization revenue receivable - short-term	42.0	42.0
Favorable contracts to be amortized - short-term	70.5	40.5
Insurance receivable	12.1	14.9
Prepaid expenses	13.1	11.2
Other	5.4	2.2
Total other current assets	166.6	129.3

Favorable Contracts
The gross carrying amounts and accumulated amortization were as follows:

	December 31, 2015			December 31, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Favorable contracts - intangible assets
Balance at beginning of period	280.9	(14.8)	266.1	—	—	—
Additions *	76.4	—	76.4	280.9	—	280.9
Amortization of favorable contracts	—	(66.9)	(66.9)	—	(14.8)	(14.8)
Balance at end of period	357.3	(81.7)	275.6	280.9	(14.8)	266.1

*Additions to favorable contracts during the year are net of measurement period adjustments.

Amortization of Favorable Contracts
The table below shows the amounts relating to favorable and unfavorable contracts that is expected to be amortized over the next five years:

	Year ended December 31
(In US$ millions)	2016	2017	2018	2019	2020	Total
Amortization of favorable contracts	70.5	70.5	50.6	45.6	38.4	275.6